Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets:
Cash and deposits with banks	¥ 76,465,511	¥ 75,697,521
Call loans and bills bought	5,684,812	1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,024,084	11,303,930
Trading assets	4,585,915	3,736,296
Derivative financial instruments	8,649,947	6,443,748
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Investment securities	27,595,598	32,749,405
Loans and advances	111,891,134	104,635,815
Investments in associates and joint ventures	1,141,250	1,009,738
Property, plant and equipment	1,832,241	1,762,996
Intangible assets	905,028	992,849
Other assets	6,167,202	6,063,907
Current tax assets	190,267	44,941
Deferred tax assets	65,810	58,981
Total assets	257,687,038	248,160,847
Liabilities:
Deposits	172,927,810	162,593,492
Call money and bills sold	2,569,056	1,130,000
Repurchase agreements and cash collateral on securities lent	17,786,026	20,113,162
Trading liabilities	3,291,089	3,181,992
Derivative financial instruments	10,496,855	6,966,336
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Borrowings	15,371,801	20,584,651
Debt securities in issue	11,984,994	11,428,437
Provisions	247,344	227,784
Other liabilities	8,703,413	8,386,774
Current tax liabilities	41,649	51,513
Deferred tax liabilities	315,930	259,280
Total liabilities	244,150,073	235,379,155
Equity:
Capital stock	2,342,537	2,341,878
Capital surplus	645,774	645,382
Retained earnings	7,199,479	6,434,605
Treasury stock	(151,799)	(13,403)
Equity excluding other reserves	10,035,991	9,408,462
Other reserves	2,629,000	2,546,294
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	12,664,991	11,954,756
Non-controlling interests	106,172	93,325
Equity attributable to other equity instruments holders	765,802	733,611
Total equity	13,536,965	12,781,692
Total equity and liabilities	¥ 257,687,038	¥ 248,160,847